Note 9 - Other Disclosures - RSUs Granted (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) USD ($) € / shares	Dec. 31, 2020 EUR (€) USD ($)
Statement Line Items [Line Items]
Increase in equity (kEUR)	€ 1,981	€ 32,160
Restricted stock units [member]
Statement Line Items [Line Items]
Number of options granted | $	86,411	0
Weighted average fair value at measurement date (EUR) (in EUR per share) | € / shares	€ 14.74
Expense of the period (kEUR)	€ 83
Increase in equity (kEUR)	€ 83